Income Taxes (Schedule Of Federal And State Income Taxed Charged To Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Less: income tax expense	$ 28,592	$ 35,528	$ 13,449
Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal	19,489	17,229	20,341
Current income taxes, State	6,249	3,022	8,843
Total current income taxes	25,738	20,251	29,184
Deferred income taxes, Federal	323	7,547	(15,150)
Deferred income taxes, State	2,531	7,745	326
Total deferred income taxes	2,854	15,292	(14,824)
Net amortization of investment credit	0	(15)	(911)
Less: income tax expense	28,592	35,528	13,449
Indianapolis Power And Light Company
Income Taxes [Line Items]
Less: income tax expense	40,134	43,430	21,590
Indianapolis Power And Light Company | Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal	28,395	23,941	26,021
Current income taxes, State	8,661	4,370	11,215
Total current income taxes	37,056	28,311	37,236
Deferred income taxes, Federal	503	7,578	(15,080)
Deferred income taxes, State	2,576	7,556	345
Total deferred income taxes	3,079	15,134	(14,735)
Net amortization of investment credit	0	(15)	(911)
Less: income tax expense	$ 40,135	$ 43,430	$ 21,590